Income Tax Expense - Details of Deferred Tax Assets (Liabilities) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of the detail of deferred tax assets and liabilities [line items]
Deferred tax assets	$ 180,598	$ 185,691	$ 194,552	$ 6,510	$ 226,716
Deferred tax liabilities	(278,177)	(310,427)	(309,129)	$ (10,028)	$ (308,759)
Deferred tax assets unrealized loss on inventories [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	15,963	12,700	7,232
Recognized in profit or loss	8,354	3,263	5,468
Ending balance	24,317	15,963	12,700
Property, plant and equipment, deferred tax assets [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	36,401	38,668	64,183
Recognized in profit or loss	235	(2,267)	(25,515)
Ending balance	36,636	36,401	38,668
Provisions [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	2,678	5,600	12,396
Recognized in profit or loss	171	(2,922)	(6,796)
Ending balance	2,849	2,678	5,600
Deferred tax assets deferred revenue [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	21,144	27,650	34,156
Recognized in profit or loss	(6,506)	(6,506)	(6,506)
Ending balance	14,638	21,144	27,650
Net defined benefit liability [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	98,921	92,612	100,743
Recognized in profit or loss	(4,672)	(4,089)	(3,948)
Recognized in other comprehensive income	2,999	10,398	(4,183)
Ending balance	97,248	98,921	92,612
Unrealized exchange losses deferred tax assets [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	9,915	17,296	3,575
Recognized in profit or loss	(7,754)	(7,381)	13,721
Ending balance	2,161	9,915	17,296
Investment tax credit [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance			4,420
Recognized in profit or loss			(4,420)
Others [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	669	26	11
Recognized in profit or loss	2,080	643	15
Ending balance	2,749	669	26
Deferred tax asset [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	185,691	194,552	226,716
Recognized in profit or loss	(8,092)	(19,259)	(27,981)
Recognized in other comprehensive income	2,999	10,398	(4,183)
Ending balance	180,598	185,691	194,552
Property, plant and equipment, deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(255,484)	(288,980)	(281,594)
Recognized in profit or loss	62,797	33,496	(7,386)
Ending balance	(192,687)	(255,484)	(288,980)
Financial assets at fair value through other comprehensive income [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(54,943)	(20,149)	(27,165)
Recognized in other comprehensive income	(30,459)	(34,794)	7,016
Ending balance	(85,402)	(54,943)	(20,149)
Deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(310,427)	(309,129)	(308,759)
Recognized in profit or loss	62,709	33,496	(7,386)
Recognized in other comprehensive income	(30,459)	(34,794)	7,016
Ending balance	(278,177)	$ (310,427)	$ (309,129)
Others [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Recognized in profit or loss	(88)
Ending balance	$ (88)